Related Party Transactions and Balances (Details)	Nov. 30, 2025 HKD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Ms. Wai Lau [Member]
Related Party Transactions and Balances [Line Items]
Amounts due related party			$ 1,556,765
Related Party [Member]
Related Party Transactions and Balances [Line Items]
Amounts due related party	$ 21,264,851	$ 2,730,814	$ 1,556,765